Forward Purchase agreement (Details Narrative) - USD ($) $ / shares in Thousands	Dec. 31, 2025	Jul. 31, 2025
Forward purchase derivative liability	$ 9,692
Forward Purchase Agreement [Member]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable		$ 11,005,000
Common stock subscribed shares		891,930
CSLM Acquisition Corp [Member]
Termination price		$ 12
Common Class A [Member] | CSLM Acquisition Corp [Member]
Shares issued		3,000,000,000